Other Financial Assets and Liabilities - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) bbl	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Other financial assets and liabilities [line items]
Percentage of oil delivered	49.00%
Hedging instrument, assets	$ 29.3
2026 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	9.00%
2025 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	48.00%
Hedging instrument, assets	$ 15.0
2024 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	70.00%
Oil Swaps [Member]
Other financial assets and liabilities [line items]
Oil and gas sale price | bbl	75.6
Oil Swaps [Member] | 2025 [member]
Other financial assets and liabilities [line items]
Oil and gas sale price | bbl	81.2
Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Gain loss on financial liabilities at fair value through profit or loss	$ 153.0	$ 52.0
Derivative financial liabilities	$ 188.0		$ 35.0
Discount rate, measurement input [member] | Top of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	6.95
Discount rate, measurement input [member] | Bottom of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	5.8
Inflation Rate [Member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Inflation rate	2.50%